UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JULY 28,1999.


Report for the Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [ X ]; Amendment Number: 1

   This Amendment (Check only one.): [   ]  is a restatement.

                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/Richard A. Weinberg      Wayne, New Jersey     August 5, 1999
-------------------------------------------------------------------
[Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    6

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:          $ 62,857
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                     Name
---               --------------------                     ----

1                      28-5328                   Building Materials Corporation
                                                 of America

2                      28-2655                   G Industries Corp.

3                      28-2656                   G-I Holdings Inc.

4                      28-5326                   GAF Building Materials
                                                 Corporation

5                      28-2521                   GAF Corporation

6                      28-7274                   ISP Opco Holdings Inc.


NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1               Column 2    Column 3    Column 4         Column 5     Column 6         Column 7         Column 8

                       Title                                    Shares
                         Of                      Value            Or         Investment        Other             Voting Authority
Name of Issuer         Class         CUSIP     (x $1,000)       Prin Amt     Discretion       Managers         Sole   Shared   None
--------------         -----         -----     ----------       --------     ----------       --------         ----   ------   ----
MCI Communications     COM         552673105        36,167      633,115 SH   DEFINED               6                  633,115
MCI Communications     COM         552673105        26,691      467,230 SH   DEFINED          1,2,3,4,5,6             467,230



                                   Column Total     62,857
                                                    ======












6-30-98